Shareholder Report, Line Graph (Details) - USD ($)			6 Months Ended	12 Months Ended		24 Months Ended		36 Months Ended		48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	May 01, 2023	Apr. 30, 2016	Apr. 30, 2026	Apr. 30, 2024	Apr. 30, 2017	Apr. 30, 2025	Apr. 30, 2018	Apr. 30, 2026	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2026
C000059523
Account Value [Line Items]
Line Graph and Table Measure Name			Dunham Corporate/Government Bond Fund
Accumulated Value		$ 10,000			$ 10,210		$ 10,110		$ 10,497	$ 11,067	$ 11,581	$ 10,768	$ 10,545	$ 10,580	$ 11,265	$ 11,751
C000059524
Account Value [Line Items]
Line Graph and Table Measure Name			Dunham Corporate/Government Bond Fund
Accumulated Value		10,000			10,147		10,005		10,338	10,844	11,285	10,443	10,181	10,165	10,766	11,169
C000059525
Account Value [Line Items]
Line Graph and Table Measure Name			Dunham Corporate/Government Bond Fund
Accumulated Value		100,000			102,278		101,600		105,740	111,750	117,144	109,200	107,277	107,901	115,170	120,430
C000087895
Account Value [Line Items]
Line Graph and Table Measure Name			Dunham Dynamic Macro Fund
Accumulated Value		10,000			10,275		10,392		10,643	10,102	11,572	11,072	11,039	13,250	14,114	15,038
C000087896
Account Value [Line Items]
Line Graph and Table Measure Name			Dunham Dynamic Macro Fund
Accumulated Value		10,000			10,196		10,229		10,401	9,793	11,140	10,577	10,467	12,465	13,177	13,938
C000087897
Account Value [Line Items]
Line Graph and Table Measure Name			Dunham Dynamic Macro Fund
Accumulated Value		100,000			103,069		104,444		107,313	102,001	117,187	112,491	112,382	135,295	144,442	154,262
C000059526
Account Value [Line Items]
Line Graph and Table Measure Name			Dunham Emerging Markets Stock Fund
Accumulated Value		10,000			11,740		13,809		12,507	11,372	17,411	13,125	12,119	13,101	13,792	21,284
C000059527
Account Value [Line Items]
Line Graph and Table Measure Name			Dunham Emerging Markets Stock Fund
Accumulated Value		10,000			11,661		13,612		12,223	11,043	16,778	12,547	11,505	12,337	12,889	19,743
C000059528
Account Value [Line Items]
Line Graph and Table Measure Name			Dunham Emerging Markets Stock Fund
Accumulated Value		100,000			117,751		138,874		126,040	114,910	176,430	133,258	123,406	133,678	141,038	218,249
C000131123
Account Value [Line Items]
Line Graph and Table Measure Name			Dunham Floating Rate Bond Fund
Accumulated Value		10,000			10,529		10,807		11,142	10,278	11,520	11,618	11,887	13,226	13,984	14,859
C000131124
Account Value [Line Items]
Line Graph and Table Measure Name			Dunham Floating Rate Bond Fund
Accumulated Value		10,000			10,494		10,718		10,985	10,082	11,243	11,282	11,499	12,716	13,377	14,143
C000131125
Account Value [Line Items]
Line Graph and Table Measure Name			Dunham Floating Rate Bond Fund
Accumulated Value		100,000			105,647		108,687		112,330	103,778	116,718	117,992	121,035	135,001	143,077	152,399
C000107185
Account Value [Line Items]
Line Graph and Table Measure Name			Dunham Focused Large Cap Growth Fund
Accumulated Value		10,000			11,442		13,956		17,457	19,440	29,319	22,651	23,823	31,979	34,655	36,091
C000107186
Account Value [Line Items]
Line Graph and Table Measure Name			Dunham Focused Large Cap Growth Fund
Accumulated Value		10,000			11,367		13,754		17,081	18,876	28,256	21,673	22,616	30,129	32,409	33,497
C000107187
Account Value [Line Items]
Line Graph and Table Measure Name			Dunham Focused Large Cap Growth Fund
Accumulated Value		100,000			114,714		140,292		175,906	196,346	296,973	229,976	242,475	326,301	354,500	370,086
C000059529
Account Value [Line Items]
Line Graph and Table Measure Name			Dunham High Yield Bond Fund
Accumulated Value		10,000			11,063		11,262		11,948	11,481	13,594	12,867	13,098	14,421	15,262	16,544
C000059530
Account Value [Line Items]
Line Graph and Table Measure Name			Dunham High Yield Bond Fund
Accumulated Value		10,000			11,005		11,164		11,782	11,257	13,268	12,499	12,650	13,867	14,601	15,758
C000059531
Account Value [Line Items]
Line Graph and Table Measure Name			Dunham High Yield Bond Fund
Accumulated Value		100,000			110,907		113,192		120,312	115,865	137,476	130,509	133,218	147,034	156,126	169,646
C000131120
Account Value [Line Items]
Line Graph and Table Measure Name			Dunham International Opportunity Bond Fund
Accumulated Value		10,000			9,497		10,059		9,570	8,729	10,105	9,073	8,908	9,716	10,334	11,012
C000131121
Account Value [Line Items]
Line Graph and Table Measure Name			Dunham International Opportunity Bond Fund
Accumulated Value		10,000			9,429		9,942		9,424	8,543	9,844	8,789	8,593	9,326	9,862	10,452
C000131122
Account Value [Line Items]
Line Graph and Table Measure Name			Dunham International Opportunity Bond Fund
Accumulated Value		100,000			95,089		101,008		96,462	88,134	102,243	92,018	90,578	98,950	105,582	112,698
C000059532
Account Value [Line Items]
Line Graph and Table Measure Name			Dunham International Stock Fund
Accumulated Value		10,000			11,265		13,114		12,263	10,968	16,922	14,787	15,987	18,840	21,272	32,553
C000059533
Account Value [Line Items]
Line Graph and Table Measure Name			Dunham International Stock Fund
Accumulated Value		10,000			11,171		12,914		11,987	10,637	16,299	14,137	15,166	17,734	19,877	30,189
C000059534
Account Value [Line Items]
Line Graph and Table Measure Name			Dunham International Stock Fund
Accumulated Value		100,000			112,824		131,715		123,471	110,747	171,299	150,062	162,647	192,104	217,479	333,514
C000059511
Account Value [Line Items]
Line Graph and Table Measure Name			Dunham Large Cap Value Fund
Accumulated Value		10,000			11,337		12,366		13,263	11,907	17,144	17,587	17,695	20,160	21,337	27,857
C000059512
Account Value [Line Items]
Line Graph and Table Measure Name			Dunham Large Cap Value Fund
Accumulated Value		10,000			11,245		12,179		12,960	11,550	16,504	16,805	16,785	18,983	19,938	25,839
C000059513
Account Value [Line Items]
Line Graph and Table Measure Name			Dunham Large Cap Value Fund
Accumulated Value		100,000			113,572		124,268		133,572	120,235	173,607	178,466	180,025	205,613	218,220	285,616
C000059520
Account Value [Line Items]
Line Graph and Table Measure Name			Dunham Long/Short Credit Fund
Accumulated Value		10,000			10,929		11,838		12,894	13,241	14,139	14,060	13,729	14,436	15,003	15,518
C000059521
Account Value [Line Items]
Line Graph and Table Measure Name			Dunham Long/Short Credit Fund
Accumulated Value		10,000			10,839		11,657		12,601	12,844	13,616	13,428	13,018	13,587	14,011	14,379
C000059522
Account Value [Line Items]
Line Graph and Table Measure Name			Dunham Long/Short Credit Fund
Accumulated Value		100,000			109,445		118,805		129,794	133,621	143,001	142,551	139,552	147,085	153,409	158,871
C000066378
Account Value [Line Items]
Line Graph and Table Measure Name			Dunham Monthly Distribution Fund
Accumulated Value		10,000			10,564		10,624		11,066	10,876	11,602	11,178	11,418	11,754	12,707	13,675
C000066379
Account Value [Line Items]
Line Graph and Table Measure Name			Dunham Monthly Distribution Fund
Accumulated Value		10,000			10,485		10,465		10,820	10,554	11,172	10,688	10,836	11,070	11,878	12,684
C000066380
Account Value [Line Items]
Line Graph and Table Measure Name			Dunham Monthly Distribution Fund
Accumulated Value		100,000			105,889		106,768		111,491	109,833	117,442	113,465	116,191	119,917	129,975	140,211
C000059508
Account Value [Line Items]
Line Graph and Table Measure Name			Dunham Real Estate Stock Fund
Accumulated Value		10,000			10,469		10,119		11,802	11,915	16,592	14,204	10,646	10,870	11,388	12,998
C000059509
Account Value [Line Items]
Line Graph and Table Measure Name			Dunham Real Estate Stock Fund
Accumulated Value		10,000			10,390		9,965		11,538	11,558	15,976	13,569	10,092	10,228	10,637	12,056
C000059510
Account Value [Line Items]
Line Graph and Table Measure Name			Dunham Real Estate Stock Fund
Accumulated Value		100,000			104,926		101,657		118,856	120,319	167,965	144,122	108,261	110,795	116,351	133,175
C000059514
Account Value [Line Items]
Line Graph and Table Measure Name			Dunham Small Cap Growth Fund
Accumulated Value		10,000			12,206		15,192		17,619	16,489	31,808	21,700	22,085	24,429	24,584	36,066
C000059515
Account Value [Line Items]
Line Graph and Table Measure Name			Dunham Small Cap Growth Fund
Accumulated Value		10,000			12,114		14,959		17,233	16,006	30,638	20,744	20,967	23,019	22,974	33,464
C000059516
Account Value [Line Items]
Line Graph and Table Measure Name			Dunham Small Cap Growth Fund
Accumulated Value		100,000			122,422		152,704		177,590	166,579	322,143	220,414	224,885	249,408	251,572	369,945
C000059517
Account Value [Line Items]
Line Graph and Table Measure Name			Dunham Small Cap Value Fund
Accumulated Value		10,000			12,541		13,210		13,930	10,642	17,361	16,889	15,863	18,232	17,585	25,607
C000059518
Account Value [Line Items]
Line Graph and Table Measure Name			Dunham Small Cap Value Fund
Accumulated Value		10,000			12,444		13,013		13,615	10,320	16,714	16,135	15,037	17,159	16,438	23,761
C000059519
Account Value [Line Items]
Line Graph and Table Measure Name			Dunham Small Cap Value Fund
Accumulated Value		100,000			125,639		132,667		140,273	107,426	175,729	171,332	161,348	185,901	179,768	262,554
C000241914
Account Value [Line Items]
Line Graph and Table Measure Name			Dunham U.S. Enhanced Market Fund
Accumulated Value	$ 10,000			$ 11,983		$ 13,322		$ 17,314
C000241912
Account Value [Line Items]
Line Graph and Table Measure Name			Dunham U.S. Enhanced Market Fund
Accumulated Value	10,000			11,893		13,127		16,928
C000241913
Account Value [Line Items]
Line Graph and Table Measure Name			Dunham U.S. Enhanced Market Fund
Accumulated Value	100,000			120,076		133,913		174,448
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000			10,083		10,051		10,582	11,730	11,698	10,703	10,657	10,500	11,343	11,803
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000			10,083		10,051		10,582	11,730	11,698	10,703	10,657	10,500	11,343	11,803
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Accumulated Value		100,000			100,829		100,507		105,824	117,297	116,984	107,026	106,569	105,004	113,426	118,027
MSCI ACWI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI Index
Accumulated Value		10,000			11,513		13,144		13,810	13,125	19,129	18,088	18,461	21,685	24,252	31,770
MSCI ACWI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI Index
Accumulated Value		10,000			11,513		13,144		13,810	13,125	19,129	18,088	18,461	21,685	24,252	31,770
Dow Jones Moderately Aggressive Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name			Dow Jones Moderately Aggressive Portfolio Index
Accumulated Value		100,000			113,727		126,829		133,987	127,074	178,561	166,343	167,073	186,707	204,220	253,472
Morningstar Diversified Emerging Markets Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Diversified Emerging Markets Category
Accumulated Value		10,000			11,757		13,882		13,046	11,336	17,140	13,888	13,401	14,756	15,729	22,977
MSCI EM (EMERGING MARKETS) Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets Index
Accumulated Value		10,000			11,913		14,500		13,769	12,117	18,019	14,716	13,758	15,117	16,481	24,175
MSCI ACWI ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI ex USA Index
Accumulated Value		100,000			112,593		130,503		126,289	111,749	159,777	143,301	147,671	161,443	180,695	238,876
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000			10,083		10,051		10,582	11,730	11,698	10,703	10,657	10,500	11,343	11,803
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000			10,083		10,051		10,582	11,730	11,698	10,703	10,657	10,500	11,343	11,803
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Accumulated Value		100,000			100,829		100,507		105,824	117,297	116,984	107,026	106,569	105,004	113,426	118,027
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,792		13,356		15,158	15,289	22,320	22,367	22,963	28,167	31,574	41,379
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,792		13,356		15,158	15,289	22,320	22,367	22,963	28,167	31,574	41,379
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		100,000			117,918		133,562		151,585	152,893	223,196	223,672	229,631	281,669	315,741	413,787
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000			10,083		10,051		10,582	11,730	11,698	10,703	10,657	10,500	11,343	11,803
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000			10,083		10,051		10,582	11,730	11,698	10,703	10,657	10,500	11,343	11,803
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Accumulated Value		100,000			100,829		100,507		105,824	117,297	116,984	107,026	106,569	105,004	113,426	118,027
Bloomberg Global Aggregate ex USD
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Global Aggregate ex USD
Accumulated Value		10,000			9,549		10,283		10,025	10,369	11,064	9,344	8,980	8,660	9,481	9,598
Bloomberg Global Aggregate ex USD
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Global Aggregate ex USD
Accumulated Value		10,000			9,549		10,283		10,025	10,369	11,064	9,344	8,980	8,660	9,481	9,598
Bloomberg Global Aggregate ex USD
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Global Aggregate ex USD
Accumulated Value		100,000			95,494		102,828		100,248	103,686	110,641	93,438	89,795	86,598	94,808	95,981
MSCI ACWI ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI ex USA Index
Accumulated Value		10,000			11,259		13,050		12,629	11,175	15,978	14,330	14,767	16,144	18,069	23,888
MSCI ACWI ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI ex USA Index
Accumulated Value		10,000			11,259		13,050		12,629	11,175	15,978	14,330	14,767	16,144	18,069	23,888
MSCI ACWI ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI ex USA Index
Accumulated Value		100,000			112,593		130,503		126,289	111,749	159,777	143,301	147,671	161,443	180,695	238,876
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,792		13,356		15,158	15,289	22,320	22,367	22,963	28,167	31,574	41,379
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,792		13,356		15,158	15,289	22,320	22,367	22,963	28,167	31,574	41,379
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value		100,000			116,551		125,296		136,651	121,602	177,447	179,786	181,967	206,390	224,037	289,578
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000			10,083		10,051		10,582	11,730	11,698	10,703	10,657	10,500	11,343	11,803
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000			10,083		10,051		10,582	11,730	11,698	10,703	10,657	10,500	11,343	11,803
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Accumulated Value		100,000			100,829		100,507		105,824	117,297	116,984	107,026	106,569	105,004	113,426	118,027
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,792		13,356		15,158	15,289	22,320	22,367	22,963	28,167	31,574	41,379
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,792		13,356		15,158	15,289	22,320	22,367	22,963	28,167	31,574	41,379
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		100,000			117,918		133,562		151,585	152,893	223,196	223,672	229,631	281,669	315,741	413,787
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,792		13,356		15,158	15,289	22,320	22,367	22,963	28,167	31,574	41,379
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,792		13,356		15,158	15,289	22,320	22,367	22,963	28,167	31,574	41,379
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		100,000			117,918		133,562		151,585	152,893	223,196	223,672	229,631	281,669	315,741	413,787
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,792		13,356		15,158	15,289	22,320	22,367	22,963	28,167	31,574	41,379
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,792		13,356		15,158	15,289	22,320	22,367	22,963	28,167	31,574	41,379
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		100,000			117,918		133,562		151,585	152,893	223,196	223,672	229,631	281,669	315,741	413,787
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,792		13,356		15,158	15,289	22,320	22,367	22,963	28,167	31,574	41,379
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,792		13,356		15,158	15,289	22,320	22,367	22,963	28,167	31,574	41,379
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value		100,000			127,182		135,488		138,455	105,441	188,700	176,273	162,194	184,949	183,684	268,805
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000			12,271		13,755		18,027
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000			12,271		13,755		18,027
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	100,000			122,709		137,552		180,266
Morningstar Intermediate Core Plus Bond Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Intermediate Core Plus Bond Category
Accumulated Value		10,000			10,258		10,284		10,792	11,512	12,047	11,063	10,939	10,925	11,797	12,350
Morningstar Intermediate Core Plus Bond Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Intermediate Core Plus Bond Category
Accumulated Value		10,000			10,258		10,284		10,792	11,512	12,047	11,063	10,939	10,925	11,797	12,350
Morningstar Intermediate Core Plus Bond Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Intermediate Core Plus Bond Category
Accumulated Value		100,000			102,578		102,842		107,921	115,116	120,471	110,625	109,389	109,252	117,973	123,497
Dow Jones Moderately Aggressive Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name			Dow Jones Moderately Aggressive Portfolio Index
Accumulated Value		10,000			11,373		12,683		13,399	12,707	17,856	16,634	16,707	18,671	20,422	25,347
Morningstar Tactical Allocation Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Tactical Allocation Category
Accumulated Value		10,000			10,827		11,501		11,751	11,167	14,410	13,668	13,286	14,529	15,223	18,503
Dow Jones Moderately Aggressive Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name			Dow Jones Moderately Aggressive Portfolio Index
Accumulated Value		10,000			11,373		12,683		13,399	12,707	17,856	16,634	16,707	18,671	20,422	25,347
Morningstar Tactical Allocation Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Tactical Allocation Category
Accumulated Value		10,000			10,827		11,501		11,751	11,167	14,410	13,668	13,286	14,529	15,223	18,503
MSCI ACWI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI Index
Accumulated Value		100,000			115,134		131,443		138,097	131,251	191,290	180,882	184,610	216,848	242,524	317,697
Morningstar Tactical Allocation Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Tactical Allocation Category
Accumulated Value		100,000			108,271		115,014		117,508	111,674	144,101	136,675	132,858	145,293	152,231	185,026
MSCI EM (EMERGING MARKETS) Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets Index
Accumulated Value		10,000			11,913		14,500		13,769	12,117	18,019	14,716	13,758	15,117	16,481	24,175
MSCI ACWI ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI ex USA Index
Accumulated Value		10,000			11,259		13,050		12,629	11,175	15,978	14,330	14,767	16,144	18,069	23,888
MSCI ACWI ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI ex USA Index
Accumulated Value		10,000			11,259		13,050		12,629	11,175	15,978	14,330	14,767	16,144	18,069	23,888
Morningstar Diversified Emerging Markets Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Diversified Emerging Markets Category
Accumulated Value		10,000			11,757		13,882		13,046	11,336	17,140	13,888	13,401	14,756	15,729	22,977
MSCI EM (EMERGING MARKETS) Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets Index
Accumulated Value		100,000			119,132		145,000		137,691	121,167	180,191	147,162	137,578	151,172	164,812	241,753
Morningstar Diversified Emerging Markets Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Diversified Emerging Markets Category
Accumulated Value		100,000			117,569		138,819		130,459	113,355	171,398	138,877	134,011	147,563	157,289	229,774
Morningstar LSTA US Leveraged Loan 100 Index
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar LSTA US Leveraged Loan 100 Index
Accumulated Value		10,000			10,697		11,119		11,648	11,177	12,531	12,748	13,228	14,745	15,791	16,840
Morningstar Bank Loan Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Bank Loan Category
Accumulated Value		10,000			10,722		11,112		11,490	10,642	12,088	12,262	12,495	13,853	14,614	15,480
Morningstar LSTA US Leveraged Loan 100 Index
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar LSTA US Leveraged Loan 100 Index
Accumulated Value		10,000			10,697		11,119		11,648	11,177	12,531	12,748	13,228	14,745	15,791	16,840
Morningstar Bank Loan Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Bank Loan Category
Accumulated Value		10,000			10,722		11,112		11,490	10,642	12,088	12,262	12,495	13,853	14,614	15,480
Morningstar LSTA US Leveraged Loan 100 Index
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar LSTA US Leveraged Loan 100 Index
Accumulated Value		99,999			106,977		111,194		116,486	111,770	125,318	127,486	132,286	147,459	157,918	168,402
Morningstar Bank Loan Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Bank Loan Category
Accumulated Value		100,000			107,215		111,119		114,897	106,415	120,878	122,624	124,952	138,525	146,141	154,802
Russell 1000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value		10,000			11,950		14,215		16,693	18,501	28,013	26,515	27,135	35,764	41,031	53,598
Morningstar US Large-Mid Cap Broad Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar US Large-Mid Cap Broad Growth Index
Accumulated Value		9,999			11,839		13,962		16,281	17,825	26,916	24,612	24,629	32,109	36,937	49,277
Morningstar Large Cap Growth Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Large Cap Growth Category
Accumulated Value		10,000			11,787		13,942		16,001	16,842	25,540	22,306	22,258	28,676	32,079	41,040
Russell 1000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value		10,000			11,950		14,215		16,693	18,501	28,013	26,515	27,135	35,764	41,031	53,598
Morningstar US Large-Mid Cap Broad Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar US Large-Mid Cap Broad Growth Index
Accumulated Value		9,999			11,839		13,962		16,281	17,825	26,916	24,612	24,629	32,109	36,937	49,277
Morningstar Large Cap Growth Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Large Cap Growth Category
Accumulated Value		10,000			11,787		13,942		16,001	16,842	25,540	22,306	22,258	28,676	32,079	41,040
Russell 1000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value		100,000			119,495		142,147		166,926	185,014	280,134	265,153	271,347	357,636	410,307	535,983
Morningstar US Large-Mid Cap Broad Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar US Large-Mid Cap Broad Growth Index
Accumulated Value		99,999			118,404		139,632		162,832	178,274	269,190	246,148	246,322	321,131	369,407	492,824
Morningstar Large Cap Growth Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Large Cap Growth Category
Accumulated Value		100,000			117,868		139,422		160,005	168,418	255,397	223,057	222,576	286,763	320,788	410,400
ICE BofA High Yield U.S. Corporates Cash Pay
Account Value [Line Items]
Line Graph and Table Measure Name			ICE BofA High Yield U.S. Corporates Cash Pay Index
Accumulated Value		10,000			11,356		11,718		12,507	11,856	14,221	13,516	13,680	14,896	16,190	17,619
Morningstar High-Yield Bond Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar High-Yield Bond Category
Accumulated Value		10,000			11,130		11,403		11,998	11,315	13,405	12,763	12,817	13,888	14,925	16,174
ICE BofA High Yield U.S. Corporates Cash Pay
Account Value [Line Items]
Line Graph and Table Measure Name			ICE BofA High Yield U.S. Corporates Cash Pay Index
Accumulated Value		10,000			11,356		11,718		12,507	11,856	14,221	13,516	13,680	14,896	16,190	17,619
Morningstar High-Yield Bond Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar High-Yield Bond Category
Accumulated Value		10,000			11,130		11,403		11,998	11,315	13,405	12,763	12,817	13,888	14,925	16,174
ICE BofA High Yield U.S. Corporates Cash Pay
Account Value [Line Items]
Line Graph and Table Measure Name			ICE BofA High Yield U.S. Corporates Cash Pay Index
Accumulated Value		100,000			113,563		117,178		125,074	118,563	142,208	135,160	136,796	148,962	161,903	176,192
Morningstar High-Yield Bond Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar High-Yield Bond Category
Accumulated Value		100,000			111,304		114,030		119,984	113,147	134,049	127,634	128,165	138,882	149,251	161,740
Morningstar Global Bond Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Global Bond Category
Accumulated Value		10,000			10,141		10,514		10,652	10,775	11,655	10,340	10,158	10,094	10,956	11,419
Bloomberg Global Aggregate ex USD Hedged Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Global Aggregate ex USD Hedged Index
Accumulated Value		10,000			10,203		10,475		11,039	11,751	11,743	11,123	11,012	11,508	12,282	12,487
Morningstar Global Bond Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Global Bond Category
Accumulated Value		10,000			10,141		10,514		10,652	10,775	11,655	10,340	10,158	10,094	10,956	11,419
Bloomberg Global Aggregate ex USD Hedged Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Global Aggregate ex USD Hedged Index
Accumulated Value		10,000			10,203		10,475		11,039	11,751	11,743	11,123	11,012	11,508	12,282	12,487
Morningstar Global Bond Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Global Bond Category
Accumulated Value		100,000			101,408		105,144		106,517	107,750	116,551	103,396	101,583	100,942	109,557	114,187
Bloomberg Global Aggregate ex USD Hedged Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Global Aggregate ex USD Hedged Index
Accumulated Value		100,000			102,032		104,749		110,388	117,507	117,428	111,233	110,122	115,080	122,825	124,874
Morningstar Foreign Large Value Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Foreign Large Value Category
Accumulated Value		10,000			11,168		12,556		11,803	9,745	13,851	13,139	14,117	15,427	17,779	23,656
Morningstar Foreign Large Value Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Foreign Large Value Category
Accumulated Value		10,000			11,168		12,556		11,803	9,745	13,851	13,139	14,117	15,427	17,779	23,656
Morningstar Foreign Large Value Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Foreign Large Value Category
Accumulated Value		100,000			111,678		125,561		118,028	97,454	138,505	131,387	141,167	154,266	177,793	236,562
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value		10,000			11,655		12,530		13,665	12,160	17,745	17,979	18,197	20,639	22,404	28,958
Morningstar US Large-Mid Cap Broad Value Index
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar US Large-Mid Cap Broad Value Index
Accumulated Value		9,998			11,785		12,862		14,200	13,076	18,921	19,690	20,194	23,480	25,648	32,867
Morningstar Large Cap Value Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Large Cap Value Category
Accumulated Value		10,000			11,577		12,677		13,616	12,036	17,545	18,086	18,359	21,004	22,567	28,436
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value		10,000			11,655		12,530		13,665	12,160	17,745	17,979	18,197	20,639	22,404	28,958
Morningstar US Large-Mid Cap Broad Value Index
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar US Large-Mid Cap Broad Value Index
Accumulated Value		9,998			11,785		12,862		14,200	13,076	18,921	19,690	20,194	23,480	25,648	32,867
Morningstar Large Cap Value Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Large Cap Value Category
Accumulated Value		10,000			11,577		12,677		13,616	12,036	17,545	18,086	18,359	21,004	22,567	28,436
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		100,000			117,918		133,562		151,585	152,893	223,196	223,672	229,631	281,669	315,741	413,787
Morningstar US Large-Mid Cap Broad Value Index
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar US Large-Mid Cap Broad Value Index
Accumulated Value		99,999			117,872		128,638		142,018	130,775	189,243	196,932	201,974	234,838	256,521	328,724
Morningstar Large Cap Value Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Large Cap Value Category
Accumulated Value		100,000			115,766		126,768		136,158	120,362	175,448	180,857	183,592	210,040	225,669	284,363
BofA Merrill Lynch US 3-Month Treasury Bill Index + 3%
Account Value [Line Items]
Line Graph and Table Measure Name			BofA Merrill Lynch US 3-Month Treasury Bill Index + 3%
Accumulated Value		10,000			10,340		10,772		11,330	11,904	12,275	12,652	13,391	14,515	15,663	16,756
Morningstar Nontraditional Bond Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Nontraditional Bond Category
Accumulated Value		10,000			10,532		10,794		11,028	10,698	11,861	11,446	11,371	12,066	12,730	13,413
BofA Merrill Lynch US 3-Month Treasury Bill Index + 3%
Account Value [Line Items]
Line Graph and Table Measure Name			BofA Merrill Lynch US 3-Month Treasury Bill Index + 3%
Accumulated Value		10,000			10,340		10,772		11,330	11,904	12,275	12,652	13,391	14,515	15,663	16,756
Morningstar Nontraditional Bond Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Nontraditional Bond Category
Accumulated Value		10,000			10,532		10,794		11,028	10,698	11,861	11,446	11,371	12,066	12,730	13,413
BofA Merrill Lynch US 3-Month Treasury Bill Index + 3%
Account Value [Line Items]
Line Graph and Table Measure Name			BofA Merrill Lynch US 3-Month Treasury Bill Index + 3%
Accumulated Value		100,000			103,398		107,713		113,295	119,040	122,744	126,518	133,903	145,141	156,627	167,553
Morningstar Nontraditional Bond Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Nontraditional Bond Category
Accumulated Value		100,000			105,321		107,935		110,279	106,981	118,607	114,459	113,710	120,662	127,297	134,131
S&P Merger Arbitrage Total Return Local Currency Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Merger Arbitrage Total Return Local Currency Index
Accumulated Value		10,000			9,769		9,813		10,652	11,010	11,836	12,039	11,685	12,524	13,556	15,269
Morningstar Event Driven Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Event Driven Category
Accumulated Value		10,000			10,564		10,695		11,448	11,336	13,094	12,928	13,048	13,569	14,378	15,697
S&P Merger Arbitrage Total Return Local Currency Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Merger Arbitrage Total Return Local Currency Index
Accumulated Value		10,000			9,769		9,813		10,652	11,010	11,836	12,039	11,685	12,524	13,556	15,269
Morningstar Event Driven Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Event Driven Category
Accumulated Value		10,000			10,564		10,695		11,448	11,336	13,094	12,928	13,048	13,569	14,378	15,697
S&P Merger Arbitrage Total Return Local Currency Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Merger Arbitrage Total Return Local Currency Index
Accumulated Value		100,000			97,692		98,133		106,525	110,102	118,363	120,392	116,858	125,248	135,565	152,698
Morningstar Event Driven Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Event Driven Category
Accumulated Value		100,000			105,640		106,948		114,484	113,363	130,941	129,275	130,477	135,694	143,775	156,970
Dow Jones US Real Estate Index
Account Value [Line Items]
Line Graph and Table Measure Name			Dow Jones US Real Estate Index
Accumulated Value		10,000			10,801		10,783		12,839	11,664	15,587	16,715	14,277	14,187	16,652	18,747
Morningstar Global Real Estate Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Global Real Estate Category
Accumulated Value		10,000			10,230		11,025		11,784	10,077	13,435	13,334	11,401	11,344	12,624	14,677
Dow Jones Global Select REIT Total Return Net Index
Account Value [Line Items]
Line Graph and Table Measure Name			Dow Jones Global Select REIT Total Return Net Index
Accumulated Value		10,000			10,040		10,129		11,257	9,052	12,207	12,984	10,889	10,711	12,075	14,120
Dow Jones US Real Estate Index
Account Value [Line Items]
Line Graph and Table Measure Name			Dow Jones US Real Estate Index
Accumulated Value		10,000			10,801		10,783		12,839	11,664	15,587	16,715	14,277	14,187	16,652	18,747
Morningstar Global Real Estate Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Global Real Estate Category
Accumulated Value		10,000			10,230		11,025		11,784	10,077	13,435	13,334	11,401	11,344	12,624	14,677
Dow Jones Global Select REIT Total Return Net Index
Account Value [Line Items]
Line Graph and Table Measure Name			Dow Jones Global Select REIT Total Return Net Index
Accumulated Value		10,000			10,040		10,129		11,257	9,052	12,207	12,984	10,889	10,711	12,075	14,120
Dow Jones US Real Estate Index
Account Value [Line Items]
Line Graph and Table Measure Name			Dow Jones US Real Estate Index
Accumulated Value		100,000			108,015		107,834		128,387	116,641	155,872	167,151	142,771	141,868	166,520	187,471
Morningstar Global Real Estate Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Global Real Estate Category
Accumulated Value		100,000			102,296		110,247		117,836	100,769	134,347	133,342	114,005	113,436	126,238	146,774
Dow Jones Global Select REIT Total Return Net Index
Account Value [Line Items]
Line Graph and Table Measure Name			Dow Jones Global Select REIT Total Return Net Index
Accumulated Value		100,000			100,402		101,288		112,565	90,520	122,066	129,838	108,888	107,105	120,754	141,200
Russell 2000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value		10,000			12,406		14,466		15,465	14,040	23,749	17,469	17,595	19,775	20,253	28,889
Morningstar US Small Cap Broad Growth Extended Index
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar US Small Cap Broad Growth Extended Index
Accumulated Value		10,001			12,222		14,079		15,387	13,740	23,330	17,886	17,594	20,138	20,847	28,401
Morningstar Small Cap Growth Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Small Cap Growth Category
Accumulated Value		10,000			12,289		14,315		15,906	14,576	25,399	19,730	19,037	21,368	21,646	28,725
Russell 2000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value		10,000			12,406		14,466		15,465	14,040	23,749	17,469	17,595	19,775	20,253	28,889
Morningstar US Small Cap Broad Growth Extended Index
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar US Small Cap Broad Growth Extended Index
Accumulated Value		10,001			12,222		14,079		15,387	13,740	23,330	17,886	17,594	20,138	20,847	28,401
Morningstar Small Cap Growth Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Small Cap Growth Category
Accumulated Value		10,000			12,289		14,315		15,906	14,576	25,399	19,730	19,037	21,368	21,646	28,725
Russell 2000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value		100,000			124,063		144,656		154,653	140,399	237,490	174,691	175,955	197,748	202,529	288,894
Morningstar US Small Cap Broad Growth Extended Index
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar US Small Cap Broad Growth Extended Index
Accumulated Value		100,000			122,206		140,774		153,858	137,389	233,281	178,845	175,925	201,357	208,451	283,983
Morningstar Small Cap Growth Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Small Cap Growth Category
Accumulated Value		100,000			122,894		143,150		159,063	145,763	253,991	197,297	190,372	213,676	216,462	287,249
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value		10,000			12,718		13,549		13,846	10,544	18,870	17,627	16,219	18,495	18,368	26,880
Morningstar US Small Cap Broad Value Extended Index
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar US Small Cap Broad Value Extended Index
Accumulated Value		10,000			12,273		12,885		13,133	9,744	18,031	17,287	16,544	18,834	19,087	25,589
Morningstar Small Cap Value Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Small Cap Value Category
Accumulated Value		10,000			12,183		12,956		12,985	9,775	17,582	16,946	16,469	19,057	18,612	25,308
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value		10,000			12,718		13,549		13,846	10,544	18,870	17,627	16,219	18,495	18,368	26,880
Morningstar US Small Cap Broad Value Extended Index
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar US Small Cap Broad Value Extended Index
Accumulated Value		10,000			12,273		12,885		13,133	9,744	18,031	17,287	16,544	18,834	19,087	25,589
Morningstar Small Cap Value Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Small Cap Value Category
Accumulated Value		10,000			12,183		12,956		12,985	9,775	17,582	16,946	16,469	19,057	18,612	25,308
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		100,000			117,918		133,562		151,585	152,893	223,196	223,672	229,631	281,669	315,741	413,787
Morningstar US Small Cap Broad Value Extended Index
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar US Small Cap Broad Value Extended Index
Accumulated Value		100,002			122,741		128,859		131,339	97,446	180,319	172,876	165,452	188,354	190,877	255,904
Morningstar Small Cap Value Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Small Cap Value Category
Accumulated Value		$ 100,000			$ 121,828		$ 129,555		$ 129,852	$ 97,746	$ 175,817	$ 169,462	$ 164,688	$ 190,571	$ 186,124	$ 253,078
Morningstar Global Moderately Conservative Allocation Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Global Moderately Conservative Allocation Category
Accumulated Value	10,000			10,639		11,505		13,287
Morningstar Global Moderately Conservative Allocation Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Global Moderately Conservative Allocation Category
Accumulated Value	10,000			10,639		11,505		13,287
Morningstar Global Moderately Conservative Allocation Category
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Global Moderately Conservative Allocation Category
Accumulated Value	$ 100,000			$ 106,390		$ 115,051		$ 132,865